WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.6%
	ARGENTINA — 2.4%
4,596	Globant S.A.*	$753,790
	AUSTRALIA — 2.0%
155,900	Steadfast Group Ltd.	612,304
	BELGIUM — 3.4%
5,347	D'ieteren Group	1,040,412
	CANADA — 5.3%
463	Constellation Software, Inc.	870,471
48,020	PrairieSky Royalty Ltd.	760,361
		1,630,832
	CHINA — 3.9%
83,000	Li Ning Co., Ltd.	652,704
53,800	Shenzhou International Group Holdings Ltd.	564,371
		1,217,075
	CYPRUS — 0.0%
3,700	TCS Group Holding PLC - GDR*,1	—
	FAROE ISLANDS — 2.1%
10,040	Bakkafrost P/F	648,177
	FRANCE — 4.8%
14,211	Edenred	841,060
6,418	Gaztransport Et Technigaz S.A.	656,725
		1,497,785
	GERMANY — 8.6%
16,320	Hensoldt A.G.	588,297
2,736	MTU Aero Engines A.G.	684,644
10,082	Puma S.E.	624,998
12,879	Scout24 S.E.	766,016
		2,663,955
	INDIA — 1.1%
10,240	Divi's Laboratories Ltd.	352,599
	IRELAND — 9.7%
4,092	Flutter Entertainment PLC*	738,402
2,225	ICON PLC*	475,238
8,618	Ryanair Holdings PLC - ADR*	812,591

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
5,140	STERIS PLC	$983,179
		3,009,410
	ITALY — 8.5%
72,760	Davide Campari-Milano N.V.	887,789
13,949	Moncler S.p.A.	963,461
29,902	Stevanato Group S.p.A.	774,462
		2,625,712
	JAPAN — 13.1%
17,210	BayCurrent Consulting, Inc.	714,527
7,284	Disco Corp.	847,360
7,928	GMO Payment Gateway, Inc.	686,386
22,500	Kobe Bussan Co., Ltd.	628,249
4,620	Lasertec Corp.	820,879
29,500	MonotaRO Co., Ltd.	371,571
		4,068,972
	MEXICO — 2.8%
76,590	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - Class B	855,453
	NETHERLANDS — 6.6%
1,954	ASM International N.V.	793,116
11,647	Elastic N.V.*	674,361
7,360	Euronext N.V.	563,582
		2,031,059
	NORWAY — 1.8%
255,626	AutoStore Holdings Ltd.*	551,838
	POLAND — 2.1%
7,150	Dino Polska S.A.*	649,437
	RUSSIA — 0.0%
9,200	Yandex N.V. - Class A*,1	—
	SPAIN — 2.2%
10,234	Amadeus IT Group S.A.*	686,522
	SWEDEN — 6.5%
7,982	Evolution A.B.	1,069,416
82,717	Nibe Industrier A.B. - B Shares	942,902
		2,012,318

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 4.5%
7,527	Bachem Holding A.G.	$756,890
4,259	Straumann Holding A.G.	638,750
		1,395,640
	UNITED KINGDOM — 4.2%
21,880	Halma PLC	604,057
81,114	Howden Joinery Group PLC	700,416
		1,304,473
	TOTAL COMMON STOCKS
	(Cost $27,079,794)	29,607,763

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 4.5%
1,393,088	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.59%[2]	1,393,088
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,393,088)	1,393,088
	TOTAL INVESTMENTS — 100.1%
	(Cost $28,472,882)	31,000,851
	Liabilities in Excess of Other Assets — (0.1)%	(20,539)
	TOTAL NET ASSETS — 100.0%	$30,980,312

ADR – American Depository Receipt
GDR – Global Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.